SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted	The following table lists the inputs to the valuation model used for the PSUs granted in 2023 and 2022:

	March 2023 PSUs	March 2022 PSUs
Fair value at grant date (in euros)	21.56	23.70
Share price at grant date (in euros)	15.23	17.11
Dividend yield	—	—
Expected volatility (A)	67%	70%
Risk-free interest rate (US government bond yield)	4.56%	1.88%
Model used	Monte Carlo	Monte Carlo
(A)Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.

Schedule of Number and Movement of Potential Shares

	Performance-Based RSU		Restricted Stock Units
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2022	2,526,527	€11.71	2,148,999	€7.79
Granted	603,023	€23.70	556,360	€17.11
Over-performance	924,634	€10.44	—	€—
Vested	(1,849,268)	€10.44	(774,958)	€7.10
Forfeited	(19,082)	€11.65	(54,955)	€9.04
At December 31, 2022	2,185,834	€15.56	1,875,446	€10.80
Granted (A)	701,945	€21.56	701,976	€15.26
Over-performance (B)	723,514	€6.65	—	€—
Vested	(1,701,233)	€6.65	(817,059)	€4.64
Forfeited (C)	(112,881)	€22.74	(95,993)	€15.61
At December 31, 2023	1,797,179	€22.29	1,664,370	€15.43
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 112,881 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.